Employee Future Benefits - Forecasted Employees Retiring (Details) - CANADA - Defined Benefit Pension Plan - year	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans
Percentage of all pension plans	87.00%
Male
Disclosure of defined benefit plans
Retiring at the end of the year	21.8	21.7
Retiring 20 years after the end of the reporting year	22.8	22.8
Female
Disclosure of defined benefit plans
Retiring at the end of the year	24.2	24.1
Retiring 20 years after the end of the reporting year	25.1	25